SCHEDULE OF DEFERRED TAX ASSETS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Accrued expenses and others	¥ 8,343	¥ 9,363
Net operating loss carry forwards	49,541	39,905
Inventories write downs	120	388
Deferred income	28	74
Total deferred tax assets	58,032	49,730
Less: valuation allowance	(49,617)	(40,032)
Deferred tax assets, net	¥ 8,415	¥ 9,698